TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions disclosures
Provision for tax, civil and labor liabilities	R$ 1,741,026	R$ 1,172,511
Legal proceedings provision
Other provisions disclosures
Provision for tax, civil and labor liabilities	1,741,026	1,172,511	R$ 809,299	R$ 770,305
Tax Provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	1,270,473	706,104
Labor provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	435,803	428,821
Civil provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	R$ 34,750	R$ 37,586